J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Equity Fund

(All Share Classes)

(A series of JPMorgan Trust I)

Supplement dated August 13, 2014

to the Prospectuses dated November 1, 2013, as supplemented

Effective August 18, 2014, the portfolio manager information for the JPMorgan U.S. Equity Fund (the “Fund”) in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced by the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Thomas Luddy	2006	Managing Director
Susan Bao	2001	Managing Director
Helge Skibeli	2009	Managing Director
Scott Davis	2014	Managing Director

In addition, the paragraph for the Fund in the section of the Fund’s prospectuses titled “The Funds’ Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

JPMorgan U.S. Equity Fund

The portfolio managers primarily responsible for daily management of the Fund are Thomas Luddy, Managing Director of JPMIM; Susan Bao, Managing Director of JPMIM; Helge Skibeli, Managing Director of JPMIM; and Scott Davis, Managing Director of JPMIM, each of whom has day to day management responsibility for a portion of the Fund. An employee since 1976, Mr. Luddy has held numerous key positions in the firm, including Global Head of Equity, Head of Equity Research and Chief Investment Officer. He began as an equity research analyst, becoming a portfolio manager in 1982. Ms. Bao has been a portfolio manager in the U.S. Equity Group since 2002 and has been employed by the firm since 1997. Mr. Skibeli, an employee since 1990, has been managing U.S. equity portfolios since 2002 and has been head of the U.S. Equity Research Group since 2002. Mr. Davis has been an employee since 2006 and has been a portfolio manager since 2013. Previously, he was an analyst in the U.S. Equity Research Group. Each of the portfolio managers except Mr. Davis is a CFA charterholder.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-USEQ-PM-814

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Equity Fund

(All Share Classes)

(series of JPMorgan Trust I)

(the “Fund”)

Supplement dated August 13, 2014

to the Statement of Additional Information dated November 1, 2013, as supplemented

Effective August 18, 2014, the information in the Statement of Additional Information under the headings “Portfolio Managers – Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers – Portfolio Managers’ Ownership of Securities” with respect to the Funds is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on performance of the accounts that are managed by each portfolio manager as of June 30, 2013:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
U.S. Equity Fund
Thomas Luddy	9	10,827,574	8	7,827,697	34	8,778,738
Susan Bao	9	10,827,574	8	7,827,697	34	12,404,256
Helge Skibeli	3	1,222,059	1	548,241	17	3,441,644
Scott Davis*	0	0	0	0	0	0

*	as of 7/31/14

SUP-SAI-USEQ-PM-814

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2013:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Disciplined Equity Fund
Thomas Luddy	0	0	1	1,711,383	4	2,282,142
Susan Bao	0	0	1	1,711,383	4	2,282,142
Helge Skibeli	0	0	0	0	0	0
Scott Davis*	0	0	0	0	0	0

*	as of 7/31/14

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager, as of June 30, 2013:

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
U.S. Dynamic Plus Fund
Thomas Luddy							X
Susan Bao				X
Helge Skibeli			X
Scott Davis*					X

*	As of 8/4/14

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE